Expense Example - FS Real Asset Fund	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 733
Expense Example, with Redemption, 3 Years	2,967
Expense Example, with Redemption, 5 Years	4,884
Expense Example, with Redemption, 10 Years	8,571
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	2,475
Expense Example, with Redemption, 5 Years	4,488
Expense Example, with Redemption, 10 Years	$ 8,395